PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
Prepaid service fees	873	1,095
Prepaid rental expense for short-term lease (1)	409	163
Staff advances	237	278
Prepayment for inventories and others	182	582
Receivables from the disposal of subsidiaries and investment (2)	2,030	1,847
Receivables from third party payment platform	239	49
Others	479	515
	4,449	4,529
Less: allowance for doubtful accounts	(2,044)	(1,847)
	2,405	2,682

(1)	The balance as of December 31, 2021 and 2022 represented prepaid rental expenses for short-term leases which the Group elected not to record on balance sheets under Topic 842. The prepaid rental expenses for operating lease expenses over one year as of December 31, 2021 and 2022 were included in the Group’s operating lease right-of-use assets on its consolidated balance sheet.
(2)	The balance as of December 31, 2021 and 2022 included $1,909 and $1,847, respectively receivable from the principal shareholder of the Company’s investee, Beijing Da Ai Pre-school Management Education Technology Co., Ltd. 100% allowance for doubtful accounts was recorded for the total balance of the receivable as of December 31, 2021 and 2022, respectively (Note 14).